Employee Benefits	12 Months Ended
Dec. 31, 2018
Employee Benefits [Abstract]
Disclosure of employee benefits [text block]

Employee Benefits

Share-Based Compensation Plans

The Group made grants of share-based compensation under the DB Equity Plan. This plan represents a contingent right to receive Deutsche Bank common shares after a specified period of time. The award recipient is not entitled to receive dividends during the vesting period of the award.

The share awards granted under the terms and conditions of the DB Equity Plan may be forfeited fully or partly if the recipient voluntarily terminates employment before the end of the relevant vesting period. Vesting usually continues after termination of employment in cases such as redundancy or retirement.

In countries where legal or other restrictions hinder the delivery of shares, a cash plan variant of the DB Equity Plan was used for granting awards.

The following table sets forth the basic terms of these share plans:

Grant year(s)	Deutsche Bank Equity Plan	Vesting schedule	Eligibility
2018	Annual Award (CIB)[1]	1/4: 12 months[2]	Select employees as
		1/4: 24 months[2]	annual performance-based
		1/4: 36 months[2]	compensation
1/4: 48 months[2]
	Annual Award (non-CIB)[1]	1/3: 12 months[2]	Select employees as
		1/3: 24 months[2]	annual performance-based
		1/3: 36 months[2]	compensation
	Annual Award	1/5: 12 months[2]	Members of Management Board
	(Senior Management)[1]	1/5: 24 months[2]	or of Senior Management
1/5: 36 months[2]
1/5: 48 months[2]
1/5: 60 months[2]
	Retention/New Hire	Individual specification	Select employees to attract and retain the best talent
	Annual Award – Upfront	Vesting immediately at grant[3]	Regulated employees
2017	Annual Award[1]	1/4: 12 months[4]	Select employees as
		1/4: 24 months[4]	annual performance-based
		1/4: 36 months[4]	compensation
1/4: 48 months[4]
		Or cliff vesting after 54 months[4]	Members of Management Board or of Senior Leadership Cadre
	Retention/New Hire	Individual specification	Select employees to attract and retain the best talent
	Annual Award – Upfront	Vesting immediately at grant[3]	Regulated employees
	Key Retention Plan (KRP)[5]	1/2: 50 months[6]	Material Risk Takers (MRTs)
1/2: 62 months[6]
		Cliff vesting after 43 months	Non-Material Risk Takers (non-MRTs)
2016	Annual Award	1/4: 12 months[4]	Select employees as
		1/4: 24 months[4]	annual performance-based
		1/4: 36 months[4]	compensation
1/4: 48 months[4]
		Or cliff vesting after 54 months[4]	Members of Management Board or of Senior Leadership Cadre
	Retention/New Hire	Individual specification	Select employees to attract and retain the best talent
	Annual Award – Upfront	Vesting immediately at grant[3]	Regulated employees
	Key Position Award (KPA)[7]	Cliff-vesting after 4 years[3]	Select employees as annual retention
2015/	Annual Award	1/3: 12 months[4]	Select employees as
2014		1/3: 24 months[4]	annual performance-based
		1/3: 36 months[4]	compensation
		Or cliff vesting after 54 months[4]	Members of Management Board or of Senior Leadership Group
	Retention/New Hire	Individual specification	Select employees to attract and retain the best talent
	Annual Award – Upfront	Vesting immediately at grant[8]	Regulated employees

[1] For employees of certain legal entities, deferred equity is replaced with restricted shares due to local regulatory requirements.

[2] For members of the Management Board or the Senior Management and all other InstVV-regulated employees a further retention period of twelve months applies.

[3] For all regulated employees share delivery takes place after a further retention period of twelve months. For awards granted in 2018 this is only applicable to InstVV MRTs.

[4]For members of the Management Board or of the Senior Leadership Cadre and all other regulated employees a further retention period of six months applies.

[5] The Key Retention Plan (KRP) is referenced as the “Retention Award Program” in the Bank’s Compensation Report. Equity-based awards granted under this program in January 2017 are subject to an additional share price hurdle, meaning this award proportion only vests in the event that the Bank’s share price reaches a certain share target price prior to vesting.

[6] For Material Risk Takers (MRTs) share delivery takes place after a further retention period of twelve months.

7 A predefined proportion of the individual’s KPA is subject to an additional share price hurdle, meaning this award proportion only vests in the event that the Bank’s share price reaches a certain share target price prior to vesting.

[8] For members of the Management Board share delivery takes place after a retention period of three years. For all other regulated employees share delivery takes place after a retention period of six months.

Furthermore, the Group offers a broad-based employee share ownership plan entitled Global Share Purchase Plan (“GSPP”). The GSPP offers employees in specific countries the opportunity to purchase Deutsche Bank shares in monthly installments over one year. At the end of the purchase cycle, the bank matches the acquired stock in a ratio of one to one up to a maximum of ten free shares, provided that the employee remains at Deutsche Bank Group for another year. In total, about 12,450 staff from 20 countries enrolled in the tenth cycle that began in November 2018.

The Group has other local share-based compensation plans, none of which, individually or in the aggregate, are material to the consolidated financial statements.

The following table shows the outstanding share award units as of the respective dates, which represent a contingent right to receive Deutsche Bank common shares after a specified period of time. It also includes the grants under the cash plan variant of the DB Equity Plan.

	Share units (in thousands)	Weighted-average grant date fair value per unit
Balance as of December 31, 2016	90,292	€ 20.22
Balance as of December 31, 2017	137,541	€ 14.78
Balance as of December 31, 2018	153,117	€ 11.15

Share-based payment transactions resulting in a cash payment give rise to a liability, which amounted to approximately € 12 million, € 23 million and € 15 million for the years ended December 31, 2018, 2017 and 2016, respectively.

As of December 31, 2018, the grant volume of outstanding share awards was approximately € 1.7 billion. Thereof, € 1.2 billion had been recognized as compensation expense in the reporting year or prior to that. Hence, compensation expense for deferred share-based compensation not yet recognized amounted to € 0.5 billion as of December 31, 2018.

In addition to the amounts shown in the table above, approximately 4.4 and 9.1 million shares were issued to plan participants in February and March 2019, resulting from the vesting of DB Equity Plan awards granted in prior years (thereof 0,16 million units for February and 0.16 million units for March 2019 vesting cycles under the cash plan variant of this DB Equity Plan).

DWS Share-Based Plans (cash-settled)

In September 2018 one-off IPO related awards under the DWS Stock Appreciation Rights (SAR) Plan was granted to all DWS Group staff and in addition there were awards for a limited number of DWS senior managers under the DWS Equity (PSU) Plan.

The DWS SAR Plan represents a contingent right to receive a cash payment equal to any appreciation (or gain) in the value of a set number of notional DWS Shares over a fixed period of time. This award does not provide any entitlement to receive DWS Shares, voting rights or dividends associated with them.

The DWS Equity Plan is a phantom share plan representing a contingent right to receive a cash payment by referencing to the value of DWS Shares during a specified period of time.

The award recipient for any share-based compensation plan is not entitled to receive dividends during the vesting period of the award.

The share awards granted under the terms and conditions of any share-based compensation plan are forfeited fully or partly if the recipient voluntarily terminates employment before the end of the relevant vesting period. Vesting usually continues after termination of employment in cases such as redundancy or retirement.

The following table set forth the basic terms of the DWS share-based plans:

Grant year(s)	Award Type	Vesting schedule	Eligibility
2018 DWS Equity Plan	Retention/New Hire	Individual Specification	Select employees to attract and retain the best talent
	PSU Award (one-off IPO related award)[1]	For MRTs: 1/3: March 2022[3] 1/3: March 2023 1/3: March 2024	Select Senior Managers
2018 DWS SAR Plan	SAR Award (one-off IPO related award)[2]	For non-MRTs: June 1, 2021[5] For MRTs: March 1, 2023[3]	All DWS employees[4]

[1] The award and the number of units is subject to the achievement of pre-defined targets (Average Net flows (NNA)2019-2020 and FY 2020 Adjusted CIR (Cost Income Ratio) measured December 2020.

[2] The award is subject to a positive IBIT of DWS Group December 2019.

[3] Depending on their individual regulatory status, a 6 months retention period (AIFMD/UCITS MRTs) or a 12-months retention period (InstVV MRTs) applies after vesting.

[4] Unless the employee received PSU Award.

[5] Following vesting / retention period a 4-year exercise period applies.

As of December 31, 2018, the grant volume of outstanding share awards was approximately € 23 million. Thereof, € 4 million has been recognized as compensation expense in the reporting year since the award date. Hence, compensation expense for deferred share-based compensation not yet recognized is approximately € 19 million which is dependent on future share price development.

The fair value of the awards have been measured using the Black-Scholes formula. Service and non-market performance conditions attached to the arrangements were not taken into account in measuring fair value. The inputs used in the measurement of the fair values at grant date and measurement date of the awards were as follows:

	Grant date 15 September 2018	Measurement date 31 December 2018	Grant date 15 September 2018	Measurement date 31 December 2018
	PSU	PSU	SAR	SAR
Units	1,272	1,248	2,224	2,192
Fair value	€ 14.56	€ 14.18	€ 3.95	€ 3.35
Share price	€ 23.75	€ 23.37	€ 23.75	€ 23.37
Exercise price	N/A	N/A	€ 24.65	€ 24.65
Expected volatility (weighted-average)	36%	35%	36%	35%
Expected life (weighted-averag, in years)	5	5	6	6
Expected dividends (in % of income)	65%	65%	65%	65%
Risk-free interest rate (based on government funds)	0%	0%	0%	0%

Given the short timeframe since the IPO of DWS Group, the expected volatility of the DWS share price has been based on an evaluation of the historical volatility for a comparable peer group over the preceding 5-year period. The expected dividend level is linked to the latest DWS Group communication.

In addition, the DWS Equity Plan has performance conditions which will determine the nominal amount which can ultimately vest under the award. These performance conditions are linked to the DWS Group strategy, specifically with regards to the target for net inflows and the adjusted cost income ratio, which will be tested prior to vesting in March 2021.

Post-employment Benefit Plans

Nature of Plans

The Group sponsors a number of post-employment benefit plans on behalf of its employees, both defined contribution plans and defined benefit plans. The Group’s plans are accounted for based on the nature and substance of the plan. Generally, for defined benefit plans the value of a participant’s accrued benefit is based on each employee’s remuneration and length of service; contributions to defined contribution plans are typically based on a percentage of each employee’s remuneration. The rest of this note focuses predominantly on the Group’s defined benefit plans.

The Group’s defined benefit plans are primarily described on a geographical basis, reflecting differences in the nature and risks of benefits, as well as in the respective regulatory environments. In particular, the requirements set by local regulators can vary significantly and determine the design and financing of the benefit plans to a certain extent. Key information is also shown based on participant status, which provides a broad indication of the maturity of the Group’s obligations.

	Dec 31, 2018
in € m.	Germany	UK	U.S.	Other	Total
Defined benefit obligation related to
Active plan participants	4,599	593	337	623	6,152
Participants in deferred status	2,210	2,286	500	97	5,093
Participants in payment status	5,144	989	500	242	6,875
Total defined benefit obligation	11,953	3,868	1,337	962	18,120
Fair value of plan assets	10,877	4,884	1,074	892	17,727
Funding ratio (in %)	91%	126%	80%	93%	98%

	Dec 31, 2017
in € m.	Germany	UK	U.S.	Other	Total
Defined benefit obligation related to
Active plan participants	4,823	688	363	640	6,514
Participants in deferred status	2,196	2,583	536	93	5,408
Participants in payment status	5,071	905	502	246	6,724
Total defined benefit obligation	12,090	4,176	1,401	979	18,646
Fair value of plan assets	11,003	5,202	1,091	915	18,211
Funding ratio (in %)	91%	125%	78%	93%	98%

The majority of the Group’s defined benefit plan obligations relate to Germany, the United Kingdom and the United States. Within the other countries, the largest obligation relates to Switzerland. In Germany and some continental European countries, post-employment benefits are usually agreed on a collective basis with respective employee works councils, unions or their equivalent. The Group’s main pension plans are governed by boards of trustees, fiduciaries or their equivalent.

Post-employment benefits can form an important part of an employee’s total remuneration. The Group’s approach is that their design shall be attractive to employees in the respective market, but sustainable for the Group to provide over the longer term. At the same time, the Group tries to limit its risks related to provision of such benefits. Consequently the Group has moved to offer defined contribution plans in many locations over recent years.

In the past the Group typically offered pension plans based on final pay prior to retirement. These types of benefits still form a significant part of the pension obligations for participants in deferred and payment status. Currently, in Germany and the United States, the main defined benefit pension plans for active staff are cash account type plans where the Group credits an annual amount to individual accounts based on an employee’s current salary. Dependent on the plan rules, the accounts increase either at a fixed interest rate or participate in market movements of certain underlying investments to limit the investment risk for the Group. Sometimes, in particular in Germany, there is a guaranteed benefit amount within the plan rules, e.g. payment of at least the amounts contributed. Upon retirement, beneficiaries may usually opt for a lump sum or for conversion of the accumulated account balance into an annuity. This conversion is often based on market conditions and mortality assumptions at retirement. In the past, the main defined benefit pension plan in the United Kingdom was redesigned for active employees still eligible to the plan to reduce the overall long-term risk exposure to the Group. Furthermore recent changes to pension legislation and taxation in the UK continued to cause increased take-up of cash options and transfer values out of the defined benefit pension plans.

The Group also sponsors retirement and termination indemnity plans in several countries, as well as some post-employment medical plans for a number of current and retired employees, mainly in the United States. The post-employment medical plans typically pay fixed percentages of medical expenses of eligible retirees after a set deductible has been met. In the United States, once a retiree is eligible for Medicare, the Group contributes to a Health Reimbursement Account and the retiree is no longer eligible for the Group’s medical program. The Group’s total defined benefit obligation for post-employment medical plans was € 192 million and € 196 million at December 31, 2018 and December 31, 2017, respectively. In combination with the benefit structure, these plans represent limited risk for the Group, given the nature and size of the post-retirement medical plan liabilities of € 192 million versus the size of the Group’s balance sheet at year end 2018.

The following amounts of expected benefit payments from the Group’s defined benefit plans include benefits attributable to employees’ past and estimated future service, and include both amounts paid from the Group’s external pension trusts and paid directly by the Group in respect of unfunded plans.

in € m.	Germany	UK	U.S.	Other	Total
Actual benefit payments 2018	437	176	114	76	803
Benefits expected to be paid 2019	439	115	81	66	701
Benefits expected to be paid 2020	448	92	76	59	675
Benefits expected to be paid 2021	460	98	82	59	699
Benefits expected to be paid 2022	480	106	82	61	729
Benefits expected to be paid 2023	498	116	86	60	760
Benefits expected to be paid 2024 – 2028	2,747	694	455	321	4,217
Weighted average duration of defined benefit obligation (in years)	14	22	11	12	15

Multi-employer Plans

In Germany, the Group is a member of the BVV Versicherungsverein des Bankgewerbes a.G. (BVV) together with other financial institutions. The BVV offers retirement benefits to eligible employees in Germany as a complement to post-employment benefit promises of the Group. Both employers and employees contribute on a regular basis to the BVV. The BVV provides annuities of a fixed amount to individuals on retirement and increases these fixed amounts if surplus assets arise within the plan. According to legislation in Germany, the employer is ultimately liable for providing the benefits to its employees. An increase in benefits may also arise due to additional obligations to retirees for the effects of inflation. BVV is a multi-employer defined benefit plan. However, in line with industry practice, the Group accounts for it as a defined contribution plan since insufficient information is available to identify assets and liabilities relating to the Group’s current and former employees, primarily because the BVV does not fully allocate plan assets to beneficiaries nor to member companies. According to the BVV’s disclosures, there is no current deficit in the plan that may affect the amount of future Group contributions. Furthermore, any plan surplus emerging in the future will be distributed to the plan members, hence it cannot reduce future Group contributions. In June 2016, the BVV’s Annual General Meeting approved a reduction in benefits from future contributions for certain groups of employees. Similar to other participating companies, the Group committed to make up for reduced benefit levels by increasing contributions to the BVV from January 1, 2017. A corresponding labor agreement has been signed with the German works council.

The Group’s expenses for defined contribution plans also include annual contributions by DB Privat- und Firmenkundenbank AG to the pension fund for postal civil servants in Germany. Responsibility for the liability for these benefits lies with the German government.

Governance and Risk

The Group maintains a Pensions Risk Committee to oversee its pension and related risks on a global basis. This Committee meets quarterly, reports directly to the Senior Executive Compensation Committee and is supported by the Pensions Operating Committee.

Within this context, the Group develops and maintains guidelines for governance and risk management, including funding, asset allocation and actuarial assumption setting. In this regard, risk management means the management and control of risks for the Group related to market developments (e.g., interest rate, credit spread, price inflation), asset investment, regulatory or legislative requirements, as well as monitoring demographic changes (e.g., longevity). Especially during and after acquisitions or changes in the external environment (e.g., legislation, taxation), topics such as the general plan design or potential plan amendments are considered. Any plan changes follow a process requiring approval by Group Human Resources. To the extent that pension plans are funded, the assets held mitigate some of the liability risks, but introduce investment risk.

In the Group’s key pension countries, the Group’s largest post-employment benefit plan risk exposures relate to potential changes in credit spreads, interest rates, price inflation and longevity, although these have been partially mitigated through the investment strategy adopted.

Overall, the Group seeks to minimize the impact of pensions on the Group’s financial position from market movements, subject to balancing the trade-offs involved in financing post-employment benefits, regulatory capital and constraints from local funding or accounting requirements. The Group measures its pension risk exposures on a regular basis using specific metrics developed by the Group for this purpose.

Funding

The Group maintains various external pension trusts to fund the majority of its defined benefit plan obligations. The Group’s funding policy is to maintain coverage of the defined benefit obligation by plan assets within a range of 90 % to 100 % of the obligation, subject to meeting any local statutory requirements. The Group has also determined that certain plans should remain unfunded, although their funding approach is subject to periodic review, e.g. when local regulations or practices change. Obligations for the Group’s unfunded plans are accrued on the balance sheet.

For most of the externally funded defined benefit plans there are local minimum funding requirements. The Group can decide on any additional plan contributions, with reference to the Group’s funding policy. There are some locations, e.g. the United Kingdom, where the trustees and the Bank jointly agree contribution levels. In most countries the Group expects to receive an economic benefit from any plan surpluses of plan assets compared to defined benefit obligations, typically by way of reduced future contributions. Given the broadly fully funded position and the investment strategy adopted in the Group’s key funded defined benefit plans, any minimum funding requirements that may apply are not expected to place the Group under any material adverse cash strain in the short term. With reference to the Group’s funding policy, the Group considers not re-claiming benefits paid from the Group’s assets as an equivalent to making cash contributions into the external pension trusts during the year.

For post-retirement medical plans, the Group accrues for obligations over the period of employment and pays the benefits from Group assets when the benefits become due.

Actuarial Methodology and Assumptions

December 31 is the measurement date for all plans. All plans are valued by independent qualified actuaries using the projected unit credit method. A Group policy provides guidance to local actuaries to ensure consistency globally on setting actuarial assumptions which are finally determined by the Group’s Pensions Operating Committee. Senior management of the Group is regularly informed of movements and changes in key actuarial assumptions.

The key actuarial assumptions applied in determining the defined benefit obligations at December 31 are presented below in the form of weighted averages.

	Dec 31, 2018				Dec 31, 2017
	Germany	UK	U.S.[1]	Other	Germany	UK	U.S.[1]	Other
Discount rate (in %)	1.7%	2.7%	4.2%	2.6%	1.7%	2.5%	3.5%	2.5%
Rate of price inflation (in %)	1.6%	3.5%	2.2%	1.9%	1.8%	3.5%	2.2%	2.0%
Rate of nominal increase in future compensation levels (in %)	2.1%	4.0%	2.3%	2.9%	2.3%	4.5%	2.3%	3.1%
Rate of nominal increase for pensions in payment (in %)	1.5%	3.3%	2.2%	1.0%	1.7%	3.3%	2.2%	1.1%

Assumed life expectancy at age 65
For a male aged 65 at measurement date	20.0	23.5	22.2	21.8	19.3	23.6	22.2	21.7
For a female aged 65 at measurement date	23.6	25.4	23.7	24.1	23.3	25.4	23.7	24.1
For a male aged 45 at measurement date	22.8	24.8	23.7	23.3	21.9	24.9	23.8	23.1
For a female aged 45 at measurement date	25.8	26.8	25.2	25.6	25.8	26.9	25.2	25.6

Mortality tables applied	Richttafeln Heubeck 2018G	SAPS (S2) Light with CMI 2017 projections	RP2014 White- collar with MP2018 projections	Country specific tables	Richttafeln Heubeck 2005G	SAPS (S1) Light with CMI 2016 projections	RP2014 White- collar with MP 2017 projections	Country specific tables

[1] Cash balance interest crediting rate in line with the 30-year US government bond yield.

For the Group’s most significant plans in the key countries, the discount rate used at each measurement date is set based on a high quality corporate bond yield curve – derived based on bond universe information sourced from reputable third-party index and data providers and rating agencies – reflecting the timing, amount and currency of the future expected benefit payments for the respective plan. For longer durations where limited bond information is available, reasonable yield curve extrapolation methods are applied using respective actual swap rates and credit spread assumptions. Consistent discount rates are used across all plans in each currency zone, based on the assumption applicable for the Group’s largest plan(s) in that zone. For plans in the other countries, the discount rate is based on high quality corporate or government bond yields applicable in the respective currency, as appropriate at each measurement date with a duration broadly consistent with the respective plan’s obligations.

In 2017 the Group moved to a more standardized, simpler approach to set its discount rate used to value its defined benefit plans in the Eurozone; similar approaches are generally accepted and are already used for the Group’s other major pension plans in the United Kingdom and the United States. The refinement resulted in no change in the discount rate and so no effect on the Group’s Consolidated Statement of Comprehensive Income in 2017.

The price inflation assumptions in the eurozone and the United Kingdom are set with reference to market measures of inflation based on inflation swap rates in those markets at each measurement date. For other countries, the price inflation assumptions are typically based on long term forecasts by Consensus Economics Inc.

The assumptions for the increases in future compensation levels and for increases to pensions in payment are developed separately for each plan, where relevant. Each is set based on the price inflation assumption and reflecting the Group’s reward structure or policies in each market, as well as relevant local statutory and plan-specific requirements.

Among other assumptions, mortality assumptions can be significant in measuring the Group’s obligations under its defined benefit plans. These assumptions have been set in accordance with current best practice in the respective countries. Future potential improvements in longevity have been considered and included where appropriate.

The valuation of the defined benefit obligation for the German plans as of December 31, 2018 are based for the first time on the Heubeck 2018G mortality tables. The tables reflect the latest statistics of the statutory German social security pension system and of the Federal Statistical Office.

Reconciliation in Movement of Liabilities and Assets – Impact on Financial Statements

	2018
in € m.	Germany	UK	U.S.	Other	Total
Change in the present value of the defined benefit obligation:
Balance, beginning of year	12,090	4,176	1,401	979	18,646
Defined benefit cost recognized in Profit & Loss
Current service cost	204	30	17	45	296
Interest cost	203	104	49	23	379
Past service cost and gain or loss arising from settlements	(33)	18	0	(1)	(16)
Defined benefit cost recognized in Other Comprehensive Income
Actuarial gain or loss arising from changes in financial assumptions	(135)	(187)	(89)	(23)	(434)
Actuarial gain or loss arising from changes in demographic assumptions	98[1]	(48)	(3)	(2)	45
Actuarial gain or loss arising from experience	(38)	(7)	11	4	(30)
Cash flow and other changes
Contributions by plan participants	3	0	0	16	19
Benefits paid	(437)	(176)	(114)	(76)	(803)
Payments in respect to settlements	0	0	0	(11)	(11)
Acquisitions/Divestitures	(2)	0	0	0	(2)
Exchange rate changes	0	(42)	65	8	31
Other	0	0	0	0	0
Balance, end of year	11,953	3,868	1,337	962	18,120
thereof:
Unfunded	0	10	193	112	315
Funded	11,953	3,858	1,144	850	17,805

Change in fair value of plan assets:
Balance, beginning of year	11,003	5,202	1,091	915	18,211
Defined benefit cost recognized in Profit & Loss
Interest income	187	130	38	20	375
Defined benefit cost recognized in Other Comprehensive Income
Return from plan assets less interest income	(351)	(218)	(53)	(33)	(655)
Cash flow and other changes
Contributions by plan participants	3	0	0	16	19
Contributions by the employer	473	0	52	33	558
Benefits paid[2]	(437)	(175)	(102)	(53)	(767)
Payments in respect to settlements	0	0	0	(12)	(12)
Acquisitions/Divestitures	(1)	0	0	(1)	(2)
Exchange rate changes	0	(53)	52	7	6
Other	0	0	0	0	0
Plan administration costs	0	(2)	(4)	0	(6)
Balance, end of year	10,877	4,884	1,074	892	17,727
Funded status, end of year	(1,076)	1,016	(263)	(70)	(393)

Change in irrecoverable surplus (asset ceiling)
Balance, beginning of year	0	0	0	(44)	(44)
Interest cost	0	0	0	0	0
Changes in irrecoverable surplus	0	0	0	20	20
Exchange rate changes	0	0	0	(1)	(1)
Balance, end of year	0	0	0	(25)	(25)

Net asset (liability) recognized	(1,076)	1,016	(263)	(95)	(418)[3]

[1]Resulting predominantly from updated mortality assumptions (Heubeck 2018G instead of Heubeck 2005G)

[2] For funded plans only.

[3]Thereof € 1,097 million recognized in Other assets and € 1,515 million in Other liabilities.

	2017
in € m.	Germany	UK	U.S.	Other	Total
Change in the present value of the defined benefit obligation:
Balance, beginning of year	11,978	4,496	1,548	1,091	19,113
Defined benefit cost recognized in Profit & Loss
Current service cost	213	34	21	50	318
Interest cost	202	114	56	25	397
Past service cost and gain or loss arising from settlements	34	4	0	(11)	27
Defined benefit cost recognized in Other Comprehensive Income
Actuarial gain or loss arising from changes in financial assumptions	76	(43)	65	3	101
Actuarial gain or loss arising from changes in demographic assumptions	0	(16)	(6)	(11)	(33)
Actuarial gain or loss arising from experience	(3)	(17)	5	(9)	(24)
Cash flow and other changes
Contributions by plan participants	3	0	0	15	18
Benefits paid	(413)	(245)	(99)	(83)	(840)
Payments in respect to settlements	0	0	0	(26)	(26)
Acquisitions/Divestitures	0	0	0	0	0
Exchange rate changes	0	(151)	(189)	(63)	(403)
Other	0	0	0	(2)	(2)
Balance, end of year	12,090	4,176	1,401	979	18,646
thereof:
Unfunded	2	12	195	116	325
Funded	12,088	4,164	1,206	863	18,321

Change in fair value of plan assets:
Balance, beginning of year	10,975	5,352	1,219	973	18,519
Defined benefit cost recognized in Profit & Loss
Interest income	187	135	44	22	388
Defined benefit cost recognized in Other Comprehensive Income
Return from plan assets less interest income	(187)	144	32	32	21
Cash flow and other changes
Contributions by plan participants	3	0	0	15	18
Contributions by the employer	438	0	31	22	491
Benefits paid[1]	(413)	(244)	(86)	(63)	(806)
Payments in respect to settlements	0	0	0	(26)	(26)
Acquisitions/Divestitures	0	0	0	0	0
Exchange rate changes	0	(183)	(147)	(58)	(388)
Other	0	0	0	(1)	(1)
Plan administration costs	0	(2)	(2)	(1)	(5)
Balance, end of year	11,003	5,202	1,091	915	18,211
Funded status, end of year	(1,087)	1,026	(310)	(64)	(435)

Change in irrecoverable surplus (asset ceiling)
Balance, beginning of year	0	0	0	0	0
Interest cost	0	0	0	0	0
Changes in irrecoverable surplus	0	0	0	(46)	(46)
Exchange rate changes	0	0	0	2	2
Balance, end of year	0	0	0	(44)	(44)

Net asset (liability) recognized	(1,087)	1,026	(310)	(108)	(479)[2]

[1] For funded plans only

[2] Thereof € 1,113 million recognized in Other assets and € 1,592 million in Other liabilities.

There are no reimbursement rights for the Group.

Investment Strategy

The Group’s investment objective is to protect the Group from adverse impacts of its defined benefit pension plans on key financial metrics. In the past, the primary focus has been on protecting the plans’ IFRS funded status in the case of adverse market scenarios. Recently there has been a shift in the investment strategy in selected markets to balance competing key financial metrics. Investment managers manage pension assets in line with investment mandates or guidelines as agreed with the pension plans’ trustees and investment committees.

For key defined benefit plans for which the Bank aims to protect the IFRS funded status, the Group applies a liability driven investment (LDI) approach. Risks from mismatches between fluctuations in the present value of the defined benefit obligations and plan assets due to capital market movements are minimized, subject to balancing relevant trade-offs. This is achieved by allocating plan assets closely to the market risk factor exposures of the pension liability to interest rates, credit spreads and inflation. Thereby, plan assets broadly reflect the underlying risk profile and currency of the pension obligations. For pension plans where the LDI approach may impact adversely other key financial metrics, the Group deviates from this primary investment strategy. For example, in 2015, the Group started to adjust the investment strategy for the German main pension plan assets by reducing the interest rate and credit spread hedges. The Group closely monitors this divergence from the primary investment strategy and has put in place governance mechanisms to ensure a regular review of the deviation from the LDI approach.

Where the desired hedging level for market risks cannot be achieved with physical instruments (i.e. corporate and government bonds), derivatives are employed. Derivative overlays mainly include interest rate, inflation swaps and credit default swaps. Other instruments are also used, such as interest rate futures and options. In practice, a completely hedged approach is impractical, for instance because of insufficient market depth for ultra-long-term corporate bonds, as well as liquidity and cost considerations. Therefore, plan assets contain further asset categories to create long-term return enhancement and diversification benefits such as equity, real estate, high yield bonds or emerging markets bonds.

Plan asset allocation to key asset classes

The following table shows the asset allocation of the Group’s funded defined benefit plans to key asset classes, i.e. exposures include physical securities in discretely managed portfolios and underlying asset allocations of any commingled funds used to invest plan assets.

Asset amounts in the following table include both “quoted” (i.e. Level 1 assets in accordance with IFRS 13 – amounts invested in markets where the fair value can be determined directly from prices which are quoted in active, liquid markets) and “other” (i.e. Level 2 and 3 assets in accordance with IFRS 13) assets.

	Dec 31, 2018					Dec 31, 2017
in € m.	Germany	UK	U.S.	Other	Total	Germany	UK	U.S.	Other	Total
Cash and cash equivalents	1,138	715	(12)	77	1,918	1,260	419	26	74	1,779
Equity instruments[1]	1,148	571	107	60	1,886	1,265	582	118	68	2,033
Investment-grade bonds[2]
Government	1,975	699	428	153	3,255	2,212	1,167	367	161	3,907
Non-government bonds	5,196	2,805	405	217	8,623	5,189	2,447	472	175	8,283
Non-investment-grade bonds
Government	175	0	1	19	195	177	0	0	14	191
Non-government bonds	166	80	14	22	282	610	70	20	37	737
Structured products	39	6	52	16	113	41	402	51	26	520
Insurance	0	0	0	16	16	0	0	0	27	27
Alternatives
Real estate	285	52	0	58	395	232	117	0	56	405
Commodities	53	0	0	0	53	48	24	0	0	72
Private equity	54	0	0	11	65	58	0	0	0	58
Other[3]	1,419	22	0	243	1,684	788	36	0	274	1,098
Derivatives (Market Value)
Interest rate	(192)	129	13	(6)	(56)	(191)[4]	148	37	(4)	(10)
Credit	13	0	82	0	95	(155)	(1)	0	(1)	(157)
Inflation	(608)	(194)	0	5	(797)	(544)[4]	(210)	0	6	(748)
Foreign exchange	14	(1)	0	1	14	10	1	0	2	13
Other	2	0	(16)	0	(14)	3	0	0	0	3
Total fair value of plan assets	10,877	4,884	1,074	892	17,727	11,003	5,202	1,091	915	18,211

[1]Allocation of equity exposure is broadly in line with the typical index in the respective market, e.g. the equity portfolio’s benchmark of the UK retirement benefit plans is the MSCI All Countries World Index.

[2]Investment-grade means BBB and above. Average credit rating exposure for the Group’s main plans is around A.

[3]Amongst others this position contains commingled funds which could not be segregated into the other asset categories. In particular the increase from 2017 to 2018 is caused by such positions.

[4]Comparative 2017 figures have been changed retrospectively to be in line with the current assignment of assets to the derivative categories.

The following table sets out the Group’s funded defined benefit plan assets only invested in “quoted” assets, i.e. Level 1 assets in accordance with IFRS 13.

	Dec 31, 2018					Dec 31, 2017
in € m.	Germany	UK	U.S.	Other	Total	Germany	UK	U.S.	Other	Total
Cash and cash equivalents	1,162	30	(16)	40	1,216	1,251	22	24	28	1,325
Equity instruments[1]	1,015	571	107	49	1,742	1,154	582	118	58	1,912
Investment-grade bonds[2]
Government	1,013	695	423	52	2,183	1,190	1,163	362	73	2,788
Non-government bonds	0	0	0	0	0	0	0	0	0	0
Non-investment-grade bonds
Government	0	0	0	2	2	1	0	0	0	1
Non-government bonds	0	0	0	0	0	0	0	0	0	0
Structured products	0	0	0	0	0	0	0	0	0	0
Insurance	0	0	0	0	0	0	0	0	0	0
Alternatives
Real estate	0	0	0	0	0	0	0	0	0	0
Commodities	0	0	0	0	0	0	0	0	0	0
Private equity	0	0	0	0	0	0	0	0	0	0
Other	0	0	0	0	0	0	0	0	0	0
Derivatives (Market Value)
Interest rate	0	0	(17)	0	(17)	1	0	6	0	7
Credit	0	0	0	0	0	0	(1)	0	0	(1)
Inflation	0	0	0	0	0	0	0	0	0	0
Foreign exchange	0	(1)	0	0	(1)	0	1	0	0	1
Other	2	0	0	0	2	3	0	0	0	3
Total fair value of quoted plan assets	3,192	1,295	497	143	5,127	3,600	1,767	510	159	6,036

[1]Allocation of equity exposure is broadly in line with the typical index in the respective market, e.g. the equity portfolio’s benchmark of the UK retirement benefit plans is the MSCI All Countries World Index.

[2]Investment-grade means BBB and above. Average credit rating exposure for the Group’s main plans is around A.

The following tables show the asset allocation of the “quoted” and “other” defined benefit plan assets by key geography in which they are invested.

	Dec 31, 2018
in € m.	Germany	United Kingdom	United States	Other Eurozone	Other developed countries	Emerging markets	Total
Cash and cash equivalents	141	701	65	953	29	29	1,918
Equity instruments	252	108	708	360	363	95	1,886
Government bonds (investment-grade and above)	870	574	474	650	249	438	3,255
Government bonds (non-investment-grade)	0	0	0	4	24	167	195
Non-government bonds (investment-grade and above)	718	2,129	2,023	2,984[1]	657	112	8,623
Non-government bonds (non-investment-grade)	4	65	13	186	5	9	282
Structured products	38	21	52	2	0	0	113
Subtotal	2,023	3,598	3,335	5,139	1,327	850	16,272
Share (in %)	12%	22%	20%	32%	8%	5%	100%
Other asset categories							1,455
Fair value of plan assets							17,727

[1] Majority of this amount relates to bonds of French, Dutch and Italian corporate bonds.

	Dec 31, 2017
in € m.	Germany	United Kingdom	United States	Other Eurozone	Other developed countries	Emerging markets	Total
Cash and cash equivalents	294	126	96	1,204	16	43	1,779
Equity instruments	349	83	802	317	336	146	2,033
Government bonds (investment-grade and above)	1,057	1,087	397	627	253	486	3,907
Government bonds (non-investment-grade)	0	0	0	9	23	159	191
Non-government bonds (investment-grade and above)	575	1,890	2,196	2,607[1]	906	109	8,283
Non-government bonds (non-investment-grade)	4	44	20	640	19	10	737
Structured products	41	422	51	1	5	0	520
Subtotal	2,320	3,652	3,562	5,405	1,558	953	17,450
Share (in %)	13%	21%	20%	31%	9%	5%	100%
Other asset categories							761
Fair value of plan assets							18,211

[1] Majority of this amount relates to bonds of French, Dutch and Italian corporate bonds.

Plan assets include derivative transactions with Group entities with a negative market value of around € 692 million and € 737 million at December 31, 2018 and December 31, 2017, respectively. There is neither a material amount of securities issued by the Group nor other claims on Group assets included in the fair value of plan assets. The plan assets do not include any real estate which is used by the Group.

In addition, the Group estimates and allows for uncertain income tax positions which may have an impact on the Group’s plan assets. Significant judgment is required in making these estimates and the Group’s final net liabilities may ultimately be materially different.

Key Risk Sensitivities

The Group’s defined benefit obligations are sensitive to changes in capital market conditions and actuarial assumptions. Sensitivities to capital market movements and key assumption changes are presented in the following table. Each market risk factor or assumption is changed in isolation. Sensitivities of the defined benefit obligations are approximated using geometric extrapolation methods based on plan durations for the respective assumption. Duration is a risk measure that indicates the broad sensitivity of the obligations to a change in an underlying assumption and provides a reasonable approximation for small to moderate changes in those assumptions.

For example, the discount rate duration is derived from the change in the defined benefit obligation to a change in the discount rate based on information provided by the local actuaries of the respective plans. The resulting duration is used to estimate the remeasurement liability loss or gain from changes in the discount rate. For other assumptions, a similar approach is used to derive the respective sensitivity results.

For defined benefit pension plans, changes in capital market conditions will impact the plan obligations via actuarial assumptions – mainly discount rate and price inflation rate – as well as the plan assets. Where the Group applies a LDI approach, the Bank’s overall exposure to changes is reduced. Consequently, to aid understanding of the Group’s risk exposures related to key capital market movements, the net impact of the change in the defined benefit obligations and plan assets due to a change of the related market risk factor or underlying actuarial assumption is shown; for sensitivities to changes in actuarial assumptions that do not impact the plan assets, only the impact on the defined benefit obligations is shown.

Asset-related sensitivities are derived for the Group’s major plans by using risk sensitivity factors determined by the Group’s Market Risk Management function. These sensitivities are calculated based on information provided by the plans’ investment managers and extrapolated linearly to reflect the approximate change of the plan assets’ market value in case of a change in the underlying risk factor.

The sensitivities illustrate plausible variations over time in capital market movements and key actuarial assumptions. The Group is not in a position to provide a view on the likelihood of these capital market or assumption changes. While these sensitivities illustrate the overall impact on the funded status of the changes shown, the significance of the impact and the range of reasonable possible alternative assumptions may differ between the different plans that comprise the aggregated results. Even though plan assets and plan obligations are sensitive to similar risk factors, actual changes in plan assets and obligations may not fully offset each other due to imperfect correlations between market risk factors and actuarial assumptions. Caution should be used when extrapolating these sensitivities due to non-linear effects that changes in capital market conditions and key actuarial assumptions may have on the overall funded status. Any management actions that may be taken to mitigate the inherent risks in the post-employment defined benefit plans are not reflected in these sensitivities.

	Dec 31, 2018				Dec 31, 2017
in € m.	Germany	UK	U.S.	Other	Germany	UK	U.S.	Other
Discount rate (–50 bp):
(Increase) in DBO	(840)	(430)	(40)	(50)	(875)	(465)	(40)	(55)
Expected increase in plan assets[1]	235	435	35	20	215	505	35	25
Expected net impact on funded status (de-) increase	(605)	5	(5)	(30)	(660)	40	(5)	(30)

Discount rate (+50 bp):
Decrease in DBO	785	385	25	50	810	420	30	50
Expected (decrease) in plan assets[1]	(235)	(435)	(35)	(20)	(215)	(505)	(35)	(25)
Expected net impact on funded status (de-) increase	550	(50)	(10)	30	595	(85)	(5)	25

Credit spread (–50 bp):
(Increase) in DBO	(840)	(430)	(75)	(55)	(875)	(465)	(85)	(60)
Expected increase in plan assets[1]	220	125	20	10	150	125	20	10
Expected net impact on funded status (de-) increase	(620)	(305)	(55)	(45)	(725)	(340)	(65)	(50)

Credit spread (+50 bp):
Decrease in DBO	785	385	70	50	810	420	80	55
Expected (decrease) in plan assets[1]	(220)	(125)	(20)	(10)	(150)	(125)	(20)	(10)
Expected net impact on funded status (de-) increase	565	260	50	40	660	295	60	45

Rate of price inflation (–50 bp):[2]
Decrease in DBO	335	325	0	20	345	345	0	20
Expected (decrease) in plan assets[1]	(190)	(270)	0	(10)	(180)	(310)	0	(10)
Expected net impact on funded status (de-) increase	145	55	0	10	165	35	0	10

Rate of price inflation (+50 bp):[2]
(Increase) in DBO	(345)	(360)	0	(20)	(360)	(375)	0	(25)
Expected increase in plan assets[1]	190	270	0	10	180	310	0	10
Expected net impact on funded status (de-) increase	(155)	(90)	0	(10)	(180)	(65)	0	(15)

Rate of real increase in future compensation levels (–50 bp):
Decrease in DBO, net impact on funded status	60	10	0	10	70	15	0	15

Rate of real increase in future compensation levels (+50 bp):
(Increase) in DBO, net impact on funded status	(60)	(10)	0	(15)	(70)	(15)	0	(15)

Longevity improvements by 10%:[3]
(Increase) in DBO, net impact on funded status	(295)	(110)	(25)	(10)	(305)	(130)	(25)	(15)

[1]Expected changes in the fair value of plan assets contain the simulated impact from the biggest plans in Germany, the UK, the U.S., Channel Islands, Switzerland and Belgium which cover over 99 % of the total fair value of plan assets. The fair value of plan assets for other plans is assumed to be unchanged for this presentation.

[2] Incorporates sensitivity to changes in pension benefits to the extent linked to the price inflation assumption.

[3]Estimated to be equivalent to an increase of around 1 year in overall life expectancy.

Expected cash flows

The following table shows expected cash flows for post-employment benefits in 2019, including contributions to the Group’s external pension trusts in respect of funded plans, direct payment to beneficiaries in respect of unfunded plans, as well as contributions to defined contribution plans.

2019
in € m.	Total
Expected contributions to
Defined benefit plan assets	500
BVV	65
Pension fund for Postbank's postal civil servants	85
Other defined contribution plans	280
Expected benefit payments for unfunded defined benefit plans	30
Expected total cash flow related to post-employment benefits	960

Expense of employee benefits

The following table presents a breakdown of specific expenses according to the requirements of IAS 19 and IFRS 2.

in € m.	2018	2017	2016
Expenses for defined benefit plans:
Service cost	280	345	272
Net interest cost (income)	4	9	(11)
Total expenses defined benefit plans	284	354	261
Expenses for defined contribution plans:
BVV	62	66	50
Pension fund for Postbank’s postal civil servants	88	93	95
Other defined contribution plans	271	281	284
Total expenses for defined contribution plans	421	440	429
Total expenses for post-employment benefit plans	705	794	690
Employer contributions to mandatory German social security pension plan	236	243	237
Expenses for share-based payments, equity settled[1]	560	535	620
Expenses for share-based payments, cash settled[1]	1	22	3
Expenses for cash retention plans[1]	481	363	487
Expenses for severance payments[2]	137	94	149

[1] Including expenses for new hire awards and the acceleration of expenses not yet amortized due to the discontinuation of employment including those amounts which are recognized as part of the Group’s restructuring expenses.

[2] Excluding the acceleration of expenses for deferred compensation awards not yet amortized.